Amounts Receivable and Prepaid Expenses - Schedule of Amounts Receivable and Prepaid Expenses (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amounts Receivable And Prepaid Expenses
Sales tax receivable	$ 96	$ 50
Amounts receivable	487	138
Prepaid expenses	411	491
Total	$ 994	$ 679